Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Schedule of Finance Lease Receivables	The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The contractual maturity of these balances are analysed as follows:

	2025 £m	2024 £m
Not later than 1 year	7,835	6,202
Later than 1 year and not later than 2 years	5,176	5,251
Later than 2 years and not later than 3 years	4,142	4,297
Later than 3 years and not later than 4 years	2,731	2,868
Later than 4 years and not later than 5 years	418	516
Later than 5 years	357	475
Gross investment	20,659	19,609
Unearned future finance income	(2,503)	(2,447)
Rentals received in advance	(22)	(18)
Net investment	18,134	17,144
The Group’s finance lease assets are comprised as follows:

	2025 £m	2024 £m
Electric vehicles	1,506	1,001
Internal combustion engine vehicles	12,740	11,557
Self-charging hybrid vehicles	575	347
Plug-in hybrid vehicles	1,604	1,306
Other	1,709	2,933
Net investment	18,134	17,144